As filed with the Securities and Exchange Commission on August 27, 2007
                                     Investment Company Act File Number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   June 30


Date of reporting period:  June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-----------------------------------------------------------------------------------------------------------------------
                                      --------------------                      Expenses Paid During     Annualized
                                       Beginning Account  Ending Account Value           the           Expense Ratio
                                     -  Value 01/01/07          06/30/07               Period               (a)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Actual                                   $1,000.00            $1,016.30               $2.00              0.40%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before           $1,000.00            $1,022.81               $2.01              0.40%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (January 1, 2007 through June 30, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).

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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                          Date     Coupon (b) (Note 1)    Moody's  & Poor's
--------                                                                          ----     ---------- --------    -------  --------
Put Bonds (c) (5.82%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 Intermountain Power Agency (Utah Power Supply) - Series F
            Insured by AMBAC Assurance Corporation                               09/17/07    3.64%   $ 4,000,000    VMIG-1     A-1
  3,000,000 Plaquemines, LA Port, Harbor, & Terminal District Port Facility RB
            (Chevron Pipeline Company Project) - Series 1984                     08/31/07    3.85      3,000,000     P-1       A-1+
  4,000,000 Vermont Educational & Health Buildings Financing Agency
            (Middlebury College Project) Series 1988A                            11/01/07    3.58      4,000,000               A-1+
-----------                                                                                          -----------
 11,000,000 Total Put Bonds                                                                           11,000,000
-----------                                                                                          -----------
Tax Exempt Commercial Paper (1.06%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 York County, PA IDA PCRB
            (Philadelphia Electric Co. Project) - Series 1993A
            LOC BNP Paribas                                                      10/11/07    3.76%   $ 2,000,000     P-1       A-1+
-----------                                                                                          -----------
  2,000,000 Total Tax Exempt Commercial Paper                                                          2,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (16.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,935,000 City of Chicopee, MA BAN                                             08/15/07    3.62%   $ 5,940,151    MIG-1
  2,200,000 City of Detroit, MI TAN - Series 2007                                03/01/08    3.71      2,211,301              SP-1+
  4,000,000 City of Houston, TX TRAN - Series 2007                               06/30/08    3.71      4,030,360    MIG-1     SP-1+
  4,500,000 Cook County, IL Community Consolidated SD Number 21                  04/01/08    3.75      4,530,780    MIG-1
  2,000,000 Evendale Village, Hamilton County, OH Tax Increment RB
            LOC Fifth Third Bank                                                 05/15/08    3.80      2,000,000    P-1        A-1+
  2,000,000 Puerto Rico Commonwealth TRAN - Series 2007
            LOC The Bank of Nova Scotia/BNP Paribas/Dexia Credit Local/
            Fortis Bank, S.A./Banco Bilbao Vizcaya Argentaria S.A./
            Banco Santander Central Hispano, S.A.                                07/30/07    3.50      2,001,552    MIG-1     SP-1+
  1,200,000 State of Idaho, TAN - Series 2007                                    06/30/08    3.73      1,208,856    MIG-1     SP-1+
  4,000,000 State of New Mexico, TRAN - Series 2007                              06/30/08    3.72      4,029,880    MIG-1     SP-1+
  3,000,000 Texas State TRAN - Series 2005                                       08/31/07    3.56      3,004,547    MIG-1     SP-1+
  3,000,000 Texas State TRAN - Series 2005                                       08/31/07    3.65      3,003,757    MIG-1     SP-1+
-----------                                                                                          -----------
 31,835,000 Total Tax Exempt General Obligation Notes & Bonds                                         31,961,184
-----------                                                                                          -----------


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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                          Date     Coupon (b) (Note 1)    Moody's  & Poor's
--------                                                                          ----     ---------- --------    -------  --------
Variable Rate Demand Instruments (d) (86.18%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 ABN AMRO Munitops Certificate Trust, - Series 2006-9
            (Alaska International Airports System RB - Series 2006B-D)
            Insured by MBIA Insurance Corporation                                10/01/14    3.79%  $ 5,000,000      AAA       AAA
  4,145,000 Alachu County, FL IDRB (Oak Hall Private School, Inc. Project)
            - Series 2007
            LOC SunTrust Bank                                                    07/01/31    3.79     4,145,000    VMIG-1
  5,000,000 Branch Bank & Trust Municipal Trust Floater - Series 1002
            LOC Branch Banking & Trust Company                                   11/06/23    3.91     5,000,000    VMIG-1
  3,000,000 Board of Trustees of MI State University Putters - Series 1846
            Insured by AMBAC Assurance Corporation                               02/15/15    3.79     3,000,000                A-1+
  2,900,000 Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
            LOC The Bank of New York                                             11/01/25    3.92     2,900,000                A-1+
  3,000,000 Chicago, IL Second Lien Water Revenue Refunding Bonds - Series 2004
            Insured by MBIA Insurance Corporation                                11/01/31    3.73     3,000,000    VMIG-1      A-1+
  2,000,000 City of Lakeland, FL Educational Facilities Revenue Bonds
            (Florida Southern College Project) - Series 1999
            LOC SunTrust Bank                                                    09/01/29    3.73     2,000,000    VMIG-1
  3,000,000 Cohasset, MN RB
            (Minnesota Power & Light Company Project) - Series 1997A
            Insured by ABN AMRO Bank N.A.                                        06/01/20    3.73     3,000,000                A-1+
  5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
            (Oasbo Expanded Asset Pooled Financing Program), Series 2006
            LOC U.S. Bank N.A.                                                   12/01/36    3.75     5,000,000    VMIG-1
  2,000,000 Connecticut State HEFA RB(Hospital of Saint Raphael Issue)-Series M
            LOC KBC Bank                                                         07/01/24    3.70     2,000,000    VMIG-1      A-1
  3,700,000 County of Franklin, OH HRB (US Health Corporation.) - Series A
            LOC Citibank N.A.                                                    12/01/21    3.73     3,700,000    VMIG-1
  4,900,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
            LOC Key Bank N.A.                                                    03/01/32    3.75     4,900,000    VMIG-1
  3,985,000 Dade County, FL Water and Sewer System RB - Series 1994
            Insured by FGIC                                                      10/05/22    3.73     3,985,000    VMIG-1      A-1+
  1,200,000 Emmaus, PA General Authority Local Government
            (Westchester Area School District Project) - Series 1989 B-24
            LOC Depfa Bank PLC                                                   03/01/24    3.74     1,200,000                A-1+
  3,000,000 Florida Gulf Coast University Financing Corporation
            Capital Improvement RB - Series 2003
            LOC Wachovia Bank, N.A.                                              12/01/33    3.68     3,000,000    VMIG-1


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The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                          Date     Coupon (b) (Note 1)    Moody's  & Poor's
--------                                                                          ----     ---------- --------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,985,000 Florida Gulf Coast University Financing Corporation
            Capital Improvement RB (Housing Project) - Series 2005A
            LOC Wachovia Bank, N.A.                                              02/01/35    3.68%   $ 5,985,000   VMIG-1
  3,440,000 Florida HFC (Cypress Lake Apartments) - Series M-1
            LOC Federal Home Loan Mortgage Corporation                           11/01/32    3.75      3,440,000               A-1+
  5,780,000 Florida HFC Multifamily Housing Revenue Refunding Bonds
            Island Club Apartments - Series 2001J-A
            LOC Federal Home Loan Mortgage Corporation                           07/01/31    3.75      5,780,000               A-1+
  3,200,000 Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
            LOC Royal Bank of Canada                                             02/01/20    3.78      3,200,000               A-1+
  1,465,000 Houston County, GA Development Authority
            (Middle Georgia Community Action Agency) - Series 2001
            LOC Columbus Bank & Trust Company                                    01/01/31    3.88      1,465,000      P-1      A-1
  1,900,000 Indiana HEFA (Rehabilitation Hospital of Indiana)
            LOC National City Bank                                               11/01/20    3.75      1,900,000   VMIG-1
  4,000,000 Iowa Higher Education Loan Authority Private College Facility RB
            (University of Dubuque Project) - Series 2007
            LOC Northern Trust                                                   04/01/35    3.91      4,000,000               A-1+
  2,300,000 Jacksonville, (University of Florida Health Science Center)
            - Series 1989
            LOC Bank of America, N.A.                                            07/01/19    3.83      2,300,000   VMIG-1
  3,755,000 Jefferson County, AL Public Park & Recreation Board
            (YMCA Project) - Series 2005
            LOC Amsouth Bank                                                     09/01/25    3.77      3,755,000   VMIG-1
  4,810,000 Kings County, WA Limited Tax Obligation Bonds - Series 2005
            (Putters - Series 1184)
            Insured by FGIC                                                      01/01/13    3.78      4,810,000               A-1
  2,500,000 Lakeview, MI School District  2002 School Building & Site - Series B 05/01/32    3.75      2,500,000               A-1+
    600,000 Loudoun County, VA IDA RB (Howard Hughes Medical Institute Project)
            - Series 2003C                                                       02/15/38    3.88        600,000   VMIG-1      A-1+
  5,000,000 Louisiana Housing Finance Agency
            (Canterbury House Apartments - Sherwood) - Series 2007
            LOC Charter One Bank                                                 09/15/40    3.80     5,000,000    VMIG-1


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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                          Date     Coupon (b) (Note 1)    Moody's  & Poor's
--------                                                                          ----     ---------- --------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
            Hospitsl Facilites RB - Series 2005
            (Community Memorial Hospital of Hicksville)
            LOC Fifth Third Bank                                                 12/01/37    3.79%   $ 1,500,000      P-1      A-1+
  5,000,000 Massachusetts Bay Transportation Authority - Series 2000             03/01/30    3.70      5,000,000   VMIG-1      A-1+
  3,100,000 Massachusetts HEFA RB, Harvard University Issue - Series R           07/15/36    3.85      3,100,000   VMIG-1      A-1+
  3,800,000 Michigan Higher Education Facility Authority RB
            (Hope College Project) - Series 2002B
            LOC Fifth Third Bank                                                 04/01/32    3.74      3,800,000               A-1+
  2,000,000 Mount Vernon, IN Pollution Control & Solid Waste Disposal RB
            (General Electric Company Project) - Series 2004                     12/01/14    3.84      2,000,000   VMIG-1      A-1+
  2,450,000 North Carolina Capital Facilities Finance Agency
            Capital Facilities RB (The Mental Health Association in
            North Carolina, Inc. Project) - Series 2007
            LOC Branch Bank & Trust Company                                      02/01/27    3.77      2,450,000      P-1      A-1+
  3,500,000 North Carolina Medical Care Commission Health System RB
            (Mission Health Combined Group) - Series 2007                        09/01/15    3.78      3,500,000               A-1+
  1,400,000 New Ulm, MN Hospital Facility RB
            (Health Central Systems Project) - Series 1985
            LOC Wells Fargo Bank, N.A.                                           08/01/14    3.80      1,400,000               A-1+
  3,000,000 New York City, NY GO Bonds - Series J-2
            LOC Westdeutche Landesbank                                           02/15/16    3.77      3,000,000   VMIG-1      A-1+
  2,895,000 New York State Dormitory Authority RB
            (Oxford University Press Inc.) - Series 1993
            LOC Landesbank Hessen                                                07/01/23    3.92      2,895,000   VMIG-1
  1,900,000 Newport City,  KY League of Cities Funding Trust Lease Program RB,
            - Series 2002
            LOC US Bank, N. A.                                                   04/01/32    3.79      1,900,000   VMIG-1
  1,000,000 NJ EDA  Industrial Development Refunding RB
            (Genlyte Union County Project) - Series 1990
            LOC Bank of America, N.A.                                            10/15/09    3.75      1,000,000      P-1
  5,800,000 North Carolina, Educational Facilities Finance RB
            (Duke University Project) - Series 1987A                             12/01/17    3.71      5,800,000   VMIG-1      A-1+


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The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                          Maturity   Current     Value              Standard
  Amount                                                                          Date     Coupon (b) (Note 1)    Moody's  & Poor's
--------                                                                          ----     ---------- --------    -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,100,000 North Carolina, Medical Care Commission RB
            (Duke University Project) - Series B                                 06/01/15    3.73%  $  4,100,000   VMIG-1      A-1+
  1,700,000 Oregon State GO - Series 73H                                         12/01/19    3.77      1,700,000   VMIG-1      A-1+
    345,000 Reading, PA (York County General Authority) - Series 1996A
            Insured by AMBAC Assurance Corporation                               09/01/26    3.74        345,000               A-1+
  3,525,000 Richardson, TX Independent School District
            (Unlimited Tax School Building Bond) - Series 2000
            Guaranteed by Texas Permanent School Fund                            08/15/24    3.73      3,525,000   VMIG-1      A-1+
  4,490,000 The Eagle Tax Exempt Trust - Series 20000904 Class A
            Insured by FGIC                                                      07/01/16    3.80      4,490,000               A-1+
  3,000,000 Texas Transportation Commission State Highway Fund
            First Tier RB - Series 2006-B                                        04/01/26    3.74      3,000,000   VMIG-1      A-1+
  1,940,000 Tulsa County, OK IDA (First Mortgage - Montercasu) - Series 2002A
            LOC BNP Paribas                                                      07/01/32    3.92      1,940,000               A-1+
  4,950,000 University of North Carolina Board of Governors Chapel Hill RB
            - Series 2001B                                                       12/01/25    3.70      4,950,000   VMIG-1      A-1+
  1,000,000 University of Pittsburg (The Commonwealth System of Higher
            Education)                                                           09/15/39    3.70      1,000,000   VMIG-1      A-1+
  2,000,000 Wisconsin HEFA RB (Gundersen Lutheran) - Series 2000B
            Insured by FSA                                                       12/01/29    3.91      2,000,000               A-1+
  1,990,000 Wisconsin Public Power, Inc. Power Supply System RB - Series 2005A
            PUTTER - Series 1150
            Insured by AMBAC Assurance Corporation                               07/01/13    3.79      1,990,000   VMIG-1
-----------                                                                                         ------------
162,950,000 Total Variable Rate Demand Instruments                                                   162,950,000
-----------                                                                                         ------------
            Total Investments (109.96%) (Cost $207,911,184+)                                         207,911,184
            Liabilities in excess of cash and other assets (-9.96%)                                  (18,831,022)
                                                                                                    ------------
            Net Assets (100.00%)                                                                    $189,080,162
                                                                                                    ============
            +    Aggregate cost for federal income tax purposes is identical.


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The accompanying notes are an integral part of these financial statements.

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===============================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) The interest rate shown reflects the securities current coupon, unless yield is available.

(c)  The maturity date indicated for the put bond is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   BAN      =   Bond Anticipation Note                        IDA      =   Industrial Development Authority
   EDA      =   Economic Development Authority                IDC      =   Industrial Development Corporation
   FGIC     =   Financial Guaranty Insurance Company          IDRB     =   Industrial Development Revenue Bond
   FSA      =   Financial Security Assurance                  LOC      =   Letter of Credit
   GO       =   General Obligation                            PCRB     =   Pollution Control Revenue Bond
   HEFA     =   Health and Educational Facilities Authority   PUTTER   =   Puttable Tax-Exempt Receipts
   HFC      =   Housing Finance Commission                    RB       =   Revenue Bond
   HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note



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The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2007
===============================================================================

------------------------ ----------------------------- ------------------------
        States                      Value                      % of Portfolio
------------------------ ----------------------------- ------------------------
Alabama                          $   3,755,000                       1.81%
Alaska                               5,000,000                       2.41%
Connecticut                          2,000,000                       0.96%
Florida                             35,125,000                      16.89%
Georgia                              1,465,000                       0.70%
Idaho                                1,208,856                       0.58%
Illinois                             7,530,780                       3.62%
Indiana                              3,900,000                       1.88%
Iowa                                 4,000,000                       1.92%
Kentucky                             1,900,000                       0.91%
Louisiana                            8,000,000                       3.85%
Massachusetts                       14,040,151                       6.75%
Michigan                            11,511,301                       5.54%
Minnesota                            4,400,000                       2.12%
New Jersey                           1,000,000                       0.48%
New Mexico                           4,029,880                       1.94%
New York                             5,895,000                       2.84%
North Carolina                      20,800,000                      10.00%
Ohio                                17,100,000                       8.23%
Oklahoma                             1,940,000                       0.93%
Oregon                               1,700,000                       0.82%
Pennsylvania                         4,545,000                       2.19%
Puerto Rico                          2,001,552                       0.96%
Texas                               22,663,664                      10.90%
Utah                                 4,000,000                       1.92%
Vermont                              4,000,000                       1.92%
Virginia                               600,000                       0.29%
Washington                           4,810,000                       2.31%
Wisconsin                            3,990,000                       1.92%
Other Territories                    5,000,000                       2.41%
------------------------ ----------------------------- ------------------------
Total                            $ 207,911,184                     100.00%
------------------------ ----------------------------- ------------------------
------------------------ ----------------------------- ------------------------

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The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1)......................................     $     207,911,184
  Receivable for fund shares sold............................................................               102,989
  Accrued interest receivable................................................................             1,417,740
  Other receivable...........................................................................                 5,812
                                                                                                  -----------------
       Total assets..........................................................................           209,437,725
                                                                                                  -----------------

LIABILITIES

  Payable for securities purchased...........................................................            13,799,876
  Due to custodian...........................................................................             6,492,370
  Payable to affiliates*.....................................................................                62,391
  Other payables.............................................................................                 2,926
                                                                                                   ----------------
       Total liabilities.....................................................................            20,357,563
                                                                                                   ----------------
  Net assets.................................................................................      $    189,080,162
                                                                                                   ================

SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 3)....................................      $    189,083,348
  Accumulated net realized losses............................................................                (3,186)
                                                                                                   ----------------
  Net assets.................................................................................      $    189,080,162
                                                                                                   ================
  Net asset value, per share (applicable to 189,085,529 shares outstanding)..................      $           1.00
                                                                                                   ================

  *  Includes fees payable to Reich & Tang Asset Management, LLC.


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The accompanying notes are an integral part of these financial statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2007
===============================================================================


INVESTMENT INCOME
Interest income.........................................................................    $   6,344,595
Expenses (Note 2).......................................................................         (699,466)
                                                                                            -------------
Net investment income...................................................................        5,645,129


REALIZED GAIN ON INVESTMENTS

Net realized gain on investments........................................................              -0-
                                                                                            -------------
Net increase in net assets resulting from operations....................................    $   5,645,129
                                                                                            =============


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The accomapnying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2007 AND 2006
===============================================================================


                                                                              2007                    2006
                                                                        ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................   $     5,645,129         $     4,049,446
    Net realized gain on investments.................................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets resulting from operations.............         5,645,129               4,049,446
Dividends to shareholders from net investment income.................        (5,645,129)             (4,049,446)
Capital share transactions (Note 3)..................................        33,822,474               4,474,164
                                                                        ---------------         ---------------
        Total increase (decrease)....................................        33,822,474               4,474,164
Net assets:
    Beginning of year................................................       155,257,688             150,783,524
                                                                        ---------------         ---------------
    End of year......................................................   $   189,080,162         $   155,257,688
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

   b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

   c) Dividends and Distributions -

     Dividends from investment income(excluding capital gains and losses,if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

   d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   e) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

   (f) Reclassifications -

     Certain amounts from fiscal 2006 have been reclassified to conform with the fiscal 2007 presentation.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

3. Capital Stock
At June 30, 2007, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $189,083,348. Transactions in capital stock, all at $1.00 per share, were as follows:

                                           Year Ended              Year Ended
                                          June 30, 2007           June 30, 2006
                                        ---------------          --------------
Sold..................................    1,024,046,205             903,941,513
Issued on reinvestment of dividends...        5,553,743               3,859,302
Redeemed..............................     (995,777,474)           (903,326,651)
                                        ---------------          --------------
Net increase (decrease)...............       33,822,474               4,474,164
                                        ===============          ==============

4. Tax Information

Accumulated undistributed realized losses at June 30, 2007 amounted to $3,186. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008. The tax character of all distributions paid during the years ended June 30, 2007 and 2006 were tax-exempt. At June 30, 2007, the Fund had no distributable earnings.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), as required, on June 30, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of June 30, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

5. Financial Highlights

                                                                                    Years Ended June 30,
                                                              ------------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                              --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              --------     --------     --------     --------     --------
Income from investment operations:Net investment income..        0.032        0.025        0.014        0.006        0.009
Less distributions from:
    Dividends from net investment income.................       (0.032)      (0.025)      (0.014)      (0.006)      (0.009)
                                                              --------     --------     --------     --------     --------
Net asset value, end of year.............................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              ========     ========     ========     ========     ========
Total Return.............................................        3.27%        2.57%        1.36%        0.60%        0.92%
Ratios/Supplemental Data
Net assets, end of year (000's)..........................     $189,080     $155,258     $150,784     $170,362     $190,422
Ratios to average net assets:
  Expenses ..............................................        0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income..................................        3.23%        2.55%        1.34%        0.59%        0.92%


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================

To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Tax Exempt Proceeds Fund, Inc. (the "Fund") including the schedule of investments, as of June 30, 2007 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York                           Sanville & Company
July 27, 2007





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

                                                Directors and Officers Information
                                                          June 30, 2007+

---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
  Name, Address(1),    Position(s)      Term of         Principal Occupation(s)       Number of Portfolios in     Other
       and Age          Held with       Office                During Past                  Fund Complex       Directorships
                           Fund      and Length of              5 Years                Overseen by Director     held by
                                         Time                                                                  Director
                                       Served(2)
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
------------------------------------ -------------- --------------------------------- ---------------------- --------------
Disinterested Directors:
------------------------------------ -------------- --------------------------------- ---------------------- --------------
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
Catherine Boone,         Director        2000       Chief Financial Officer,              One portfolio          N/A
Age 63                                              Connecticut Valley Girl Scout
                                                    Council Since January 2007,
                                                    Assistant Treasurer, State of
                                                    Connecticut, Office of the
                                                    Treasurer from 2000 to 2007.
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
Marian Chertow,          Director        1989       Director, Industrial                  One portfolio          N/A
PhD., Age 52                                        Environmental Management
                                                    Program, School of Forestry and
                                                    Environmental Studies at Yale
                                                    University since July 1991.
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
Glenn Klocko,            Director        1990       Comptroller, City of Bristol,         One portfolio          N/A
Age 51                                              Connecticut since May 1998.
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------
Howard Rifkin,           Director        2000       Deputy Treasurer, State of            One portfolio          N/A
Age 56                                              Connecticut, Office of the
                                                    Treasurer since January 1999,
                                                    Deputy Secretary of the State,
                                                    State of Connecticut, from
                                                    January 1997 to January 1999
                                                    and Associate Professor and
                                                    Director, Institute of Public
                                                    Service, University of
                                                    Connecticut from 1991 to 1997.
---------------------- ------------- -------------- --------------------------------- ---------------------- --------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                                Directors and Officers Information
                                                    June 30, 2007+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
 Name, Address(1),    Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund       Time Served(2)              5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                            Director
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
------------------------------------ --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Steven W. Duff,      President and     Since 1994    Manager and President of Reich   Director/Trustee          N/A
Age 53               CEO(3)                          & Tang Asset Management, LLC     and/or Officer of
                                                     ("RTAM, LLC"), a registered      eighteen portfolios
                                                     Investment Advisor and
                                                     President of the Mutual Funds
                                                     Division of RTAM, LLC.
                                                     Associated with RTAM, LLC
                                                     since 1994.  Mr. Duff is also
                                                     President and Director/Trustee
                                                     of nine funds in the Reich &
                                                     Tang Fund Complex, Director of
                                                     Pax World Money Market Fund,
                                                     Inc., and Principal Executive
                                                     Officer of Delafield Fund,
                                                     Inc.
                                                     Mr. Duff also serves as a
                                                     President of Reich & Tang
                                                     Services, Inc. and Reich &
                                                     Tang Distributors, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Richard De           Vice President    Since 2005    Executive Vice President and             N/A               N/A
Sanctis,                               From 1994 to  CFO of RTAM LLC.  Associated
Age 50               Treasurer and         2004      with RTAM, LLC since 1990.
                     Assistant                       Mr. De Sanctis is Vice
                     Secretary                       President of ten other funds
                                                     in the Reich & Tang Fund
                                                     Complex, Vice President and
                                                     Assistant Secretary of
                                                     Cortland Trust, Inc. and
                                                     serves as Executive Vice
                                                     President and Chief Financial
                                                     Officer of Reich & Tang
                                                     Services, Inc. and Reich &
                                                     Tang Distributors, Inc.  Prior
                                                     to December 2004, Mr. De
                                                     Sanctis was Treasurer and
                                                     Assistant Secretary of eleven
                                                     funds in the Reich & Tang Fund
                                                     Complex and Vice President,
                                                     Treasurer and Assistant
                                                     Secretary of Cortland Trust,
                                                     Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                                Directors and Officers Information
                                                    June 30, 2007+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
 Name, Address(1),    Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund       Time Served(2)              5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                            Director
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
------------------------------------ --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Michael Lydon,       Vice President    Since 2005    Executive Vice President and             N/A               N/A
Age 44                                               Chief Operations Officer of                            ------------
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since January 2005.
                                                     Mr. Lydon was Vice President
                                                     at Automatic Data Processing
                                                     from July 2000 to
                                                     December 2004.  Prior to July
                                                     2000, Mr. Lydon was Executive
                                                     Vice President and Chief
                                                     Information Officer of RTAM,
                                                     LLC.  Mr. Lydon is also Vice
                                                     President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Mr. Lydon also
                                                     serves as Executive Vice
                                                     President and Chief Operations
                                                     Officer for Reich & Tang
                                                     Distributors, Inc. and Reich &
                                                     Tang Services, Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Anthony Pace,        Treasurer and                   Vice President of RTAM, LLC              N/A               N/A
Age 42               Assistant                       since September 2004.  Mr. Pace
                     Secretary         Since 2004    was a Director of a Client
                                                     Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset
                                                     Management Inc. from
                                                     1998 to May 2002.  Mr. Pace is
                                                     also Treasurer and Assistant
                                                     Secretary of eleven other funds
                                                     in the Reich & Tang Fund
                                                     Complex.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)

===============================================================================

                                                Directors and Officers Information
                                                    June 30, 2007+ (continued)

-------------------- --------------- --------------- -------------------------------- --------------------- -------------
 Name, Address(1),    Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund       Time Served(2)              5 Years                    Complex           held by
                                                                                          Overseen by         Director
                                                                                            Director
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
------------------------------------ --------------- -------------------------------- --------------------- -------------
Interested Directors/Officers:
------------------------------------ --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Michael Zuckerman,   Chief                2007       Consultant to RTAM, LLC since            N/A               N/A
Age 42               Compliance                      2006.  Director and Counsel,
                     Officer                         BlackRock, Inc. November 2005
                                                     to April 2006. Associate,
                                                     Dechert LLP July 2004 to
                                                     November 2005 and April 1999
                                                     to April 2001. Deputy General
                                                     Counsel, Millennium Partners,
                                                     L.P. March 2003 to July 2004.
                                                     Vice President Allianz
                                                     Dresdner Asset Management, LLC
                                                     April 2001 to December 2002.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Christine Manna,     Secretary         Since 2007    Vice President of the Manager.           N/A               N/A
Age 37                                               Ms. Manna has been associated
                                                     with RTAM, LLC and its
                                                     predecessors since June 1995.
                                                     Ms. Manna is Secretary of
                                                     eleven other funds in the
                                                     Reich & Tang Fund Complex. Ms
                                                     Manna is also a Vice President
                                                     of Reich & Tang Services, Inc.
                                                     and Reich & Tang Distributors,
                                                     Inc.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
-------------------- --------------- --------------- -------------------------------- --------------------- -------------
Robert Rickard,      Senior Vice       Since 2006    Senior Vice President of the             N/A               N/A
Age 38               President                       Manager. Associated with the
                                                     Manager since December 1991.
                                                     Mr. Rickard is also Vice
                                                     President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.
-------------------- --------------- --------------- -------------------------------- --------------------- -------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

(1) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(3) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------






                                                         TAX EXEMPT
                                                         PROCEEDS
                                                         FUND, INC.
-------------------------------------
This report is submitted for the
general information of the share
holders of  the  Fund. It is not
authorized for distribution to
prospective investors in the Fund
unless preceded or accompanied by
an  effective  prospectus,  which
includes information regarding the
Fund's  objectives  and  policies,
experience of its management, market
ability of shares, and other
information.
-------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor                                Annual Report
     Brooklyn, New York 11217                                 June 30, 2007

Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

Distributor
     Reich & Tang Distributors, Inc.
     600 Fifth Avenue
     New York, New York 10020



TEP06/07A


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 6/30/2007                      FYE 6/30/2007
                                    -------------                      -------------
4(a)     Audit Fees                 $18,500                            $17,500
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 1,500                            $ 1,500
4(d)     All Other Fees             $     0                            $     0


4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,500 and $97,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2007. $1,500 and $74,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*      /s/ Anthony Pace
                                -------------------
                                Anthony Pace, Treasurer and Assistant Secretary
Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                ------------------
                                Steven W. Duff, President

Date: August 27, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                ----------------
                                Anthony Pace, Treasurer and Assistant Secretary

Date: August 27, 2007

* Print the name and title of each signing officer under his or her signature.